Income taxes - Reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure
Beginning Balance	$ 7.2	$ 7.3
Addition for tax positions		1.1
Additions for tax positions taken in prior years	9.1
Reduction as a result of lapse of statute of limitations		(1.2)
Ending Balance	$ 16.3	$ 7.2